UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

December 31, 2014

1.811316.110

GVP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 0.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 0.5%
U.S. Treasury Notes
3/15/15 to 1/31/16	0.09 to 0.16% (b)	$ 145,000
(Cost $145,009)			$ 145,009
Government Agency Debt - 40.8%

Federal Agencies - 40.8%
Fannie Mae
1/20/15 to 10/22/15	0.12 to 0.23 (b)	749,305	752,411
Federal Farm Credit Bank
1/2/15 to 9/19/16	0.15 (b)	564,900	564,886
Federal Home Loan Bank
1/13/15 to 12/23/16	0.08 to 0.35 (b)	8,618,080	8,617,687
Freddie Mac
2/20/15 to 11/14/16	0.10 to 0.24 (b)	2,255,607	2,263,304
TOTAL GOVERNMENT AGENCY DEBT (Cost $12,198,288)			12,198,288
Government Agency Repurchase Agreement - 34.7%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	$ 483,835	483,833
0.09% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	1,307,270	1,307,264
With:
BNP Paribas Securities Corp. at:
0.07%, dated:
10/9/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $452,692,378, 2.5% - 7.5%, 8/1/16 - 8/1/44)	443,820	443,742
10/20/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $554,329,391, 1.28% - 6.27%, 9/1/15 - 10/1/46)	543,479	543,382
10/21/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $552,047,270, 0.22% - 7%, 11/30/15 - 1/1/45)	541,243	541,146

	Maturity Amount (000s)	Value (000s)
0.12%, dated 12/3/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $509,923,487, 1.32% - 6.5%, 11/1/21 - 12/1/44)	$ 499,977	$ 499,875
Citibank NA at 0.09%, dated 12/30/14 due 1/6/15 (Collateralized by U.S. Government Obligations valued at $511,330,172, 0% - 9.13%, 1/2/15 - 10/15/45)	500,009	500,000
ING Financial Markets LLC at:
0.1%, dated 11/25/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $424,702,070, 3% - 7.5%, 12/1/24 - 11/1/44)	416,403	416,331
0.13%, dated:
12/5/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $612,060,334, 3.5% - 4%, 11/1/25 - 10/1/42)	600,137	600,000
12/10/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $279,100,782, 3% - 7%, 8/1/26 - 7/1/44)	273,665	273,605
12/19/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $172,104,557, 3.5% - 4.5%, 10/1/25 - 1/1/43)	168,758	168,721
J.P. Morgan Securities, Inc. at 0.1%, dated 12/16/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $402,536,510, 3% - 7.5%, 10/1/22 - 1/1/45)	394,660	394,626
Merrill Lynch, Pierce, Fenner & Smith at:
0.08%, dated 10/20/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $277,170,392, 4%, 5/20/42 - 12/20/44)	271,744	271,691
0.1%, dated 11/14/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $510,069,417, 1.32% - 5%, 5/1/20 - 12/1/44)	500,093	500,000
RBC Capital Markets Corp. at:
0.08%, dated 10/16/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $228,889,927, 3.28% - 4.5%, 5/1/42 - 12/1/44)	224,408	224,363
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
With RBC Capital Markets Corp. at: - continued
0.12%, dated 12/4/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $551,499,156, 0.57% - 8.5%, 6/15/18 - 12/25/44)	$ 538,691	$ 538,583
0.13%, dated 12/15/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $427,854,885, 0% - 10.5%, 5/15/16 - 1/1/45)	419,415	419,282
Wells Fargo Securities, LLC at:
0.09%, dated:
12/26/14 due 1/2/15 (Collateralized by U.S. Government Obligations valued at $291,550,312, 2.5% - 5%, 3/1/28 - 12/20/44)	284,935	284,930
12/31/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $705,799,190, 0% - 5.5%, 9/1/19 - 1/1/45)	690,865	690,853
0.13%, dated:
11/6/14 due 2/4/15 (Collateralized by U.S. Government Obligations valued at $340,093,360, 0% - 5.5%, 9/1/29 - 12/20/44)	333,071	332,963
11/7/14 due 2/5/15 (Collateralized by U.S. Government Obligations valued at $385,922,880, 0% - 6%, 9/1/17 - 1/1/45)	377,593	377,470
11/12/14 due 2/10/15 (Collateralized by U.S. Government Obligations valued at $567,041,438, 2% - 6%, 12/1/24 - 1/1/45)	555,180	555,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $10,367,660)		10,367,660
Treasury Repurchase Agreement - 19.2%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:
0.05%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations valued at $4,000,011,127, 2%, 2/15/22)	$ 4,000,011	$ 4,000,000
0.1%, dated:
12/22/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $752,541,469, 1.63% - 4%, 2/28/18 - 8/15/22)	750,029	750,000
12/29/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $1,003,750,973, 2.13% - 3.63%, 2/29/16 - 2/15/21)	1,000,019	1,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $5,750,000)		5,750,000
TOTAL INVESTMENT PORTFOLIO - 95.2% (Cost $28,460,957)	28,460,957
NET OTHER ASSETS (LIABILITIES) - 4.8%	1,437,667
NET ASSETS - 100%	$ 29,898,624
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$483,833,000 due 1/02/15 at 0.07%
BNP Paribas Securities Corp.	$ 88,015
Citibank NA	82,462
Merrill Lynch, Pierce, Fenner & Smith, Inc.	38,482
Societe Generale	109,950
Wells Fargo Securities LLC	164,924
$ 483,833
$1,307,264,000 due 1/02/15 at 0.09%
BNP Paribas Securities Corp.	$ 32,072
Bank of America NA	647,177
Citibank NA	162,968
Credit Agricole CIB New York Branch	132,065
ING Financial Markets LLC	130,374
Merrill Lynch, Pierce, Fenner & Smith, Inc.	64,933
Societe Generale	65,187
Wells Fargo Securities LLC	72,488
$ 1,307,264
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $28,460,957,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

December 31, 2014

1.811317.110

MMP-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 50.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.0%
Citibank NA
2/6/15 to 3/6/15	0.23%	$ 675,000	$ 675,000
State Street Bank & Trust Co.
6/8/15	0.24 (c)	251,000	251,000
Wells Fargo Bank NA
2/6/15 to 8/18/15	0.21 to 0.24 (c)	1,638,000	1,638,000
			2,564,000
London Branch, Eurodollar, Foreign Banks - 2.3%
Mizuho Corporate Bank Ltd.
1/5/15 to 2/18/15	0.25	290,000	289,997
National Australia Bank Ltd.
1/5/15 to 3/10/15	0.22 to 0.25 (c)	1,193,000	1,193,000
			1,482,997
New York Branch, Yankee Dollar, Foreign Banks - 44.0%
Bank of Montreal
7/14/15 to 8/18/15	0.24 to 0.25 (c)	713,000	713,000
Bank of Montreal Chicago CD Program
6/5/15 to 9/11/15	0.25 (c)	831,000	831,000
Bank of Nova Scotia
3/31/15 to 6/9/15	0.23 to 0.32 (c)	2,009,000	2,009,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/2/15 to 5/1/15	0.13 to 0.25	3,288,000	3,288,000
BNP Paribas New York Branch
3/23/15	0.27	740,000	740,000
Canadian Imperial Bank of Commerce
6/1/15 to 9/11/15	0.23 to 0.32 (c)	1,308,000	1,308,001
Credit Suisse
4/2/15 to 6/11/15	0.31 to 0.34 (c)	1,501,000	1,501,000
Credit Suisse AG
2/6/15	0.29	629,000	629,000
Mizuho Corporate Bank Ltd.
1/2/15 to 3/26/15	0.14 to 0.25	2,998,000	2,998,000
Natexis Banques Populaires New York Branch
1/5/15 to 3/31/15	0.26 to 0.29 (c)	3,146,000	3,146,000
Rabobank Nederland New York Branch
1/5/15 to 6/5/15	0.21 to 0.25 (c)	898,000	898,000
Royal Bank of Canada
4/9/15 to 12/11/15	0.24 to 0.27 (c)	1,645,000	1,645,000
Sumitomo Mitsui Banking Corp.
1/2/15 to 6/15/15	0.14 to 0.34 (c)	3,288,200	3,288,200
Sumitomo Mitsui Trust Banking Ltd.
1/2/15 to 4/3/15	0.24	2,523,000	2,523,000
Swedbank AB
4/17/15	0.26	610,000	610,000
Toronto-Dominion Bank
2/10/15 to 10/6/15	0.23 to 0.31 (c)	1,059,000	1,059,000

	Yield (a)	Principal Amount (000s)	Value (000s)
UBS AG
3/5/15 to 6/9/15	0.27 to 0.34% (c)	$ 1,318,000	1,318,000
			28,504,201
TOTAL CERTIFICATE OF DEPOSIT (Cost $32,551,198)			32,551,198
Financial Company Commercial Paper - 3.4%

Bank of Nova Scotia
5/22/15	0.28	291,000	$ 290,681
BNP Paribas Finance, Inc.
3/23/15	0.27	13,000	12,992
Commonwealth Bank of Australia
2/23/15 to 7/22/15	0.23 to 0.26 (c)	225,000	225,000
DNB Bank ASA
3/18/15 to 6/1/15	0.25	422,000	421,623
JPMorgan Securities LLC
4/22/15 to 4/27/15	0.27 (c)	536,000	536,000
Swedbank AB
1/13/15 to 1/29/15	0.25	529,000	528,927
Toronto Dominion Holdings (U.S.A.)
2/3/15	0.24	4,000	3,999
Toyota Motor Credit Corp.
3/25/15 to 3/27/15	0.25	210,000	209,876
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,229,098)			2,229,098
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
3/6/15	0.22 (c)	128,000
(Cost $127,969)			127,969
Treasury Debt - 4.8%

U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Notes
1/15/15	0.12	359,360	358,908
U.S. Treasury Obligations - 4.2%
U.S. Treasury Bills
6/25/15	0.16	900,000	899,322
U.S. Treasury Notes
6/15/15 to 9/15/15	0.11 to 0.22	1,834,000	1,836,435
			2,735,757
TOTAL TREASURY DEBT (Cost $3,094,665)			3,094,665
Other Note - 1.3%

Medium-Term Notes - 1.3%
International Bank Reconstruction & Development
10/28/15	0.30	234,000	234,000
Other Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Medium-Term Notes - continued
Svenska Handelsbanken AB
3/13/15 to 6/26/15	0.31 to 0.32% (b)(c)	$ 618,000	$ 618,000
TOTAL OTHER NOTE (Cost $852,000)			852,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/15	0.16 (c)	67,000
(Cost $67,000)			67,000
Government Agency Debt - 8.7%

Federal Agencies - 8.7%
Federal Home Loan Bank
2/18/15 to 1/15/16	0.10 to 0.35 (c)	4,958,325	4,957,832
Freddie Mac
2/19/15	0.10	651,000	650,911
TOTAL GOVERNMENT AGENCY DEBT (Cost $5,608,743)			5,608,743
Other Instrument - 0.5%

Time Deposits - 0.5%
Credit Agricole CIB
1/2/15	0.07	313,000
(Cost $313,000)			313,000
Government Agency Repurchase Agreement - 5.4%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	$ 860,548	860,544
0.09% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	1,675,047	1,675,039
With J.P. Morgan Securities, Inc. at 0.1%, dated 12/16/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $964,978,096, 2% - 8%, 8/1/21 - 7/1/47)	946,096	946,015
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,481,598)		3,481,598
Treasury Repurchase Agreement - 14.6%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:
0.05%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations valued at $5,200,014,517, 2.13%, 8/15/21)	$ 5,200,014	$ 5,200,000
0.1%, dated:
12/22/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $1,254,973,833, 1.63% - 4.50%, 2/28/18 - 5/15/38)	1,250,049	1,250,000
12/29/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $3,005,723,547, 2% - 2.75%, 2/28/18 - 11/15/21)	3,000,058	3,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,450,000)		9,450,000
Other Repurchase Agreement - 10.9%

Other Repurchase Agreement - 10.9%
With:
BNP Paribas Securities Corp. at 0.3%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations valued at $93,841,564, 3.5% - 4%, 4/20/43 - 5/20/44)	92,002	92,000
Citigroup Global Markets, Inc. at:
0.9%, dated 10/15/14 due 2/12/15 (Collateralized by Equity Securities valued at $162,314,925)	150,450	150,000
1%, dated 11/18/14 due 5/5/15 (Collateralized by Corporate Obligations valued at $229,237,757, 0% - 9.34%, 6/20/17 - 9/15/57)	213,237	212,000
Credit Suisse Securities (U.S.A.) LLC at:
0.35%, dated 12/31/14 due 1/2/15 (Collateralized by Corporate Obligations valued at $206,282,679, 0% - 14%, 4/1/16 - 1/15/33)	191,004	191,000
0.38%, dated 12/31/14 due 1/7/15 (Collateralized by Corporate Obligations valued at $237,600,116, 0.26% - 1.67%, 7/15/31 - 9/25/47)	220,016	220,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $137,336,148, 0.32% - 8.85%, 5/15/32 - 2/15/51)	127,405	127,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
With Credit Suisse Securities (U.S.A.) LLC at: - continued
0.75%, dated: - continued
11/3/14 due 4/8/15 (Collateralized by Corporate Obligations valued at $66,233,486, 0.65% - 3.22%, 8/25/17 - 9/15/65)	$ 63,205	$ 63,000
11/4/14 due 4/10/15 (Collateralized by Corporate Obligations valued at $139,485,561, 0.32%, 7/25/36)	129,422	129,000
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $326,541,549, 0.34% - 6.93%, 9/15/31 - 1/25/43)	302,956	302,000
11/13/14 due 3/19/15 (Collateralized by Corporate Obligations valued at $62,013,148, 0.77% - 1.83%, 8/25/19 - 10/25/21)	59,155	59,000
11/18/14 due 4/21/15 (Collateralized by Corporate Obligations valued at $70,178,043, 0.56% - 3.27%, 2/20/18 - 2/18/48)	66,212	66,000
ING Financial Markets LLC at:
0.2%, dated 12/31/14 due 1/2/15 (Collateralized by Equity Securities valued at $351,004,081)	325,004	325,000
0.28%, dated 12/31/14 due 1/2/15 (Collateralized by Corporate Obligations valued at $95,358,574, 0.49% - 11.75%, 6/1/17 - 6/15/58)	89,001	89,000
J.P. Morgan Clearing Corp. at:
0.33%, dated:
12/23/14 due 1/7/15 (Collateralized by Equity Securities valued at $244,585,498)	225,062	225,000
12/24/14 due 1/7/15 (Collateralized by Equity Securities valued at $140,227,680)	129,034	129,000
0.73%, dated:
10/28/14 due 3/31/15 (Collateralized by Corporate Obligations valued at $242,710,903, 1.5% - 4.5%, 3/15/15 - 11/15/40)	223,913	223,000
11/7/14 due 3/31/15 (Collateralized by Corporate Obligations valued at $52,233,046, 2.88% - 5%, 5/1/15 - 10/15/17)	48,191	48,000

	Maturity Amount (000s)	Value (000s)
J.P. Morgan Securities, Inc. at:
0.15%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations valued at $153,470,148, 3% - 7.34%, 9/15/30 - 6/15/44)	$ 149,001	$ 149,000
0.17%, dated 12/31/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $261,620,379, 0.46% - 7.83%, 1/25/33 - 10/16/54)	254,008	254,000
0.73%, dated:
10/24/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $269,291,409, 0.4% - 6.25%, 7/15/19 - 8/12/48)	249,974	249,000
10/28/14 due 3/31/15 (Collateralized by Corporate Obligations valued at $205,705,770, 0.38% - 6%, 1/15/15 - 12/1/43)	189,747	189,000
11/18/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $316,716,145, 2.47% - 49.84%, 2/20/35 - 2/15/51)	294,075	293,000
12/5/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $129,669,597, 0.36% - 4.95%, 3/25/35 - 8/25/37)	120,438	120,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.28%, dated 12/26/14 due 1/2/15 (Collateralized by U.S. Government Obligations valued at $336,828,337, 0.8% - 7.09%, 2/25/27 - 7/20/64)	327,018	327,000
0.3%, dated 12/29/14 due 1/7/15 (Collateralized by Equity Securities valued at $354,251,811)	328,046	328,000
0.33%, dated 12/10/14 due 1/7/15 (Collateralized by Equity Securities valued at $267,896,553)	248,064	248,000
0.5%, dated 12/31/14 due 1/2/15 (Collateralized by Corporate Obligations valued at $527,018,977, 0.13% - 7%, 11/1/17 - 11/25/54)	502,014	502,000
0.78%, dated 11/10/14 due 2/10/15 (Collateralized by Equity Securities valued at $401,140,116)	371,740	371,000
0.81%, dated 12/30/14 due 3/30/15 (Collateralized by Equity Securities valued at $112,327,583)	104,211	104,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
With Merrill Lynch, Pierce, Fenner & Smith at: - continued
0.85%, dated 12/18/14 due 2/20/15 (Collateralized by Corporate Obligations valued at $403,556,230, 0% - 10.13%, 10/15/16 - 3/30/67)	$ 374,565	$ 374,000
0.95%, dated:
10/8/14 due 2/9/15 (Collateralized by Corporate Obligations valued at $85,188,214, 0.28% - 6.18%, 1/25/19 - 6/17/47)	79,259	79,000
10/9/14 due 2/9/15 (Collateralized by Corporate Obligations valued at $54,116,120, 0.34% - 6.29%, 1/20/22 - 2/12/51)	50,162	50,000
RBC Capital Markets Co. at:
0.24%, dated 12/24/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $78,284,697, 4.6% - 6.6%, 8/20/39 - 8/20/44)	76,007	76,000
0.29%, dated 12/23/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $92,554,942, 0% - 32.12%, 10/25/22 - 12/25/44)	90,065	90,000
0.38%, dated:
12/23/14 due 1/7/15 (Collateralized by Equity Securities valued at $193,340,462)	179,106	179,000
12/24/14 due 1/7/15 (Collateralized by Corporate Obligations valued at $82,087,595, 2% - 14%, 6/26/15 - 2/15/67)	76,011	76,000
0.4%, dated:
12/24/14 due 1/7/15 (Collateralized by Mortgage Loan Obligations valued at $67,685,972, 0.28% - 6%, 12/13/28 - 1/15/49)	63,010	63,000
12/30/14 due 1/7/15 (Collateralized by Mortgage Loan Obligations valued at $26,868,589, 0.26% - 6.54%, 11/15/26 - 2/15/51)	25,004	25,000

	Maturity Amount (000s)	Value (000s)
12/31/14 due 1/7/15 (Collateralized by Mortgage Loan Obligations valued at $67,950,812, 0.3% - 6%, 12/13/28 - 3/12/51)	$ 63,010	$ 63,000
Wells Fargo Securities, LLC at:
0.35%, dated 12/29/14 due 1/5/15 (Collateralized by Equity Securities valued at $35,641,406)	33,002	33,000
0.4%, dated 12/31/14 due 1/7/15 (Collateralized by Corporate Obligations valued at $70,356,634, 5.63% - 11%, 4/1/16 - 3/1/24)	65,005	65,000
0.75%, dated 10/29/14 due 1/28/15 (Collateralized by Equity Securities valued at $86,226,279)	80,152	80,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $7,037,000)		7,037,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $64,812,271)	64,812,271
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(100,475)
NET ASSETS - 100%	$ 64,711,796
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $618,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$860,544,000 due 1/02/15 at 0.07%
BNP Paribas Securities Corp.	$ 156,543
Citibank NA	146,667
Merrill Lynch, Pierce, Fenner & Smith, Inc.	68,445
Societe Generale	195,556
Wells Fargo Securities LLC	293,333
$ 860,544
$1,675,039,000 due 1/02/15 at 0.09%
BNP Paribas Securities Corp.	$ 41,095
Bank of America NA	829,248
Citibank NA	208,816
Credit Agricole CIB New York Branch	169,219
ING Financial Markets LLC	167,053
Merrill Lynch, Pierce, Fenner & Smith, Inc.	83,201
Societe Generale	83,526
Wells Fargo Securities LLC	92,881
$ 1,675,039
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $64,812,271,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

December 31, 2014

1.811333.110

DOM-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 37.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Citibank NA
3/3/15 to 3/6/15	0.23%	$ 210,000	$ 210,000
State Street Bank & Trust Co.
6/8/15	0.24 (c)	135,000	135,000
			345,000
London Branch, Eurodollar, Foreign Banks - 2.2%
Mizuho Corporate Bank Ltd.
2/18/15	0.25	310,000	310,000
National Australia Bank Ltd.
1/5/15 to 3/10/15	0.22 to 0.25 (c)	575,000	575,000
			885,000
New York Branch, Yankee Dollar, Foreign Banks - 34.6%
Bank of Montreal
7/20/15 to 8/18/15	0.24 to 0.25 (c)	278,000	278,000
Bank of Montreal Chicago CD Program
9/11/15	0.25 (c)	352,000	352,000
Bank of Nova Scotia
3/31/15 to 6/9/15	0.23 to 0.32 (c)	1,238,000	1,238,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/2/15 to 5/1/15	0.13 to 0.25	2,024,000	2,024,000
BNP Paribas New York Branch
3/3/15	0.25	300,000	300,000
Canadian Imperial Bank of Commerce
2/27/15 to 9/11/15	0.23 to 0.32 (c)	952,000	952,000
Credit Suisse
4/2/15 to 6/11/15	0.31 to 0.34 (c)	574,000	574,000
Mizuho Corporate Bank Ltd.
1/2/15 to 3/27/15	0.14 to 0.25	1,164,000	1,164,000
Natexis Banques Populaires New York Branch
1/5/15 to 3/31/15	0.26 to 0.29 (c)	935,000	935,000
Rabobank Nederland New York Branch
1/5/15 to 6/5/15	0.21 to 0.25 (c)	1,180,000	1,180,000
Royal Bank of Canada
4/9/15 to 12/11/15	0.24 to 0.27 (c)	646,000	646,000
Sumitomo Mitsui Banking Corp.
1/2/15 to 6/15/15	0.14 to 0.34 (c)	2,024,000	2,024,000
Sumitomo Mitsui Trust Banking Ltd.
1/2/15 to 4/1/15	0.24	1,120,000	1,120,000
Toronto-Dominion Bank
2/10/15 to 10/6/15	0.20 to 0.30 (c)	1,033,000	1,033,000
UBS AG
3/5/15	0.27 (c)	368,000	368,000
			14,188,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $15,418,000)			15,418,000
Financial Company Commercial Paper - 4.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
Bank of Nova Scotia
5/22/15	0.28%	$ 170,000	$ 169,814
Commonwealth Bank of Australia
2/23/15 to 7/13/15	0.23 to 0.25 (c)	410,000	410,000
DNB Bank ASA
3/18/15	0.25	70,000	69,963
JPMorgan Securities LLC
4/27/15	0.27 (c)	380,000	380,000
Oversea-Chinese Banking Corp. Ltd.
3/24/15 to 3/26/15	0.21	470,000	469,772
Swedbank AB
1/12/15 to 1/28/15	0.25	185,000	184,975
Toyota Motor Credit Corp.
3/25/15	0.25	117,000	116,933
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $1,801,457)			1,801,457
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
3/6/15	0.22 (c)
(Cost $71,983)		72,000	71,983
Other Commercial Paper - 1.0%

JPMorgan Securities LLC
6/3/15	0.30
(Cost $399,490)		400,000	399,490
Treasury Debt - 2.9%

U.S. Treasury Obligations - 2.9%
U.S. Treasury Bills
6/25/15 to 8/20/15	0.11	496,030	495,723
U.S. Treasury Notes
3/15/15 to 8/31/15	0.12 to 0.22	695,000	696,083
TOTAL TREASURY DEBT (Cost $1,191,806)			1,191,806
Other Note - 1.0%

Medium-Term Notes - 1.0%
Svenska Handelsbanken AB
2/27/15 to 3/13/15	0.31 to 0.32 (b)(c)
(Cost $432,000)		432,000	432,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/15	0.16 (c)	37,000	37,000
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Florida - 0.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
1/7/15	0.16% (c)	$ 25,155	$ 25,155
TOTAL VARIABLE RATE DEMAND NOTE (Cost $62,155)			62,155
Government Agency Debt - 11.2%

Federal Agencies - 11.2%
Federal Home Loan Bank
1/16/15 to 12/23/16	0.08 to 0.25 (c)	2,950,965	2,950,637
Freddie Mac
2/19/15 to 12/12/16	0.10 to 0.15 (c)	1,636,000	1,635,691
TOTAL GOVERNMENT AGENCY DEBT (Cost $4,586,328)			4,586,328
Other Instrument - 0.5%

Time Deposits - 0.5%
Credit Agricole CIB
1/2/15	0.07
(Cost $193,000)		193,000	193,000
Government Agency Repurchase Agreement - 7.6%
	Maturity Amount (000s)
In a joint trading account at:
0.07% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	$ 688,982	688,979
0.09% dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) #	1,830,099	1,830,090
With J.P. Morgan Securities, Inc. at 0.1%, dated 12/16/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $605,377,447, 2.5% - 7%, 9/1/16 - 1/1/45)	593,532	593,481
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $3,112,550)		3,112,550
Treasury Repurchase Agreement - 24.4%

With Federal Reserve Bank of New York at:
0.05%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations valued at $6,750,018,760, 2.75%, 2/15/19)	6,750,019	6,750,000

	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at: - continued
0.1%, dated:
12/22/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $1,254,973,833, 1.63% - 4.5%, 2/28/18 - 5/15/38)	$ 1,250,049	$ 1,250,000
12/29/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $2,006,524,879, 2.63%, 8/15/20)	2,000,039	2,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $10,000,000)		10,000,000
Other Repurchase Agreement - 7.1%
Other Repurchase Agreement - 7.1%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.38%, dated 12/31/14 due:
1/2/15 (Collateralized by Corporate Obligations valued at $76,652,481, 0.94% - 5.76%, 5/15/18 - 5/15/46)	73,002	73,000
1/7/15 (Collateralized by Corporate Obligations valued at $146,880,534, 0.29% - 0.73%, 8/25/32 - 10/25/46)	136,010	136,000
0.65%, dated 10/9/14 due 1/8/15 (Collateralized by Corporate Obligations valued at $189,286,154, 0.28% - 8.4%, 5/15/24 - 8/28/47)	175,288	175,000
0.75%, dated:
10/31/14 due 4/2/15 (Collateralized by Corporate Obligations valued at $73,908,872, 0.38% - 7.34%, 11/15/16 - 6/25/42)	70,223	70,000
11/3/14 due 4/8/15 (Collateralized by Corporate Obligations valued at $35,748,121, 0.53% - 3.28%, 6/15/16 - 9/25/34)	34,111	34,000
11/4/14 due 4/10/15 (Collateralized by Corporate Obligations valued at $71,943,306, 0.81% - 2.25%, 2/15/19 - 12/25/34)	68,222	68,000
11/5/14 due 4/6/15 (Collateralized by Corporate Obligations valued at $170,840,680, 0.24% - 6.99%, 1/1/31 - 1/25/46)	158,500	158,000
11/13/14 due 3/19/15 (Collateralized by Corporate Obligations valued at $351,351,276, 0.27% - 8.8%, 1/15/20 - 9/25/47)	325,853	325,000
11/18/14 due 4/21/15 (Collateralized by Corporate Obligations valued at $311,321,383, 0.28% - 8.85%, 1/15/19 - 3/25/47)	288,924	288,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.75%, dated: - continued
11/26/14 due 4/30/15 (Collateralized by Corporate Obligations valued at $132,937,766, 0.35% - 7.94%, 1/15/30 - 9/15/40)	$ 123,397	$ 123,000
J.P. Morgan Clearing Corp. at:
0.33%, dated:
12/23/14 due 1/7/15 (Collateralized by Equity Securities valued at $146,751,252)	135,037	135,000
12/24/14 due 1/7/15 (Collateralized by Equity Securities valued at $85,875,937)	79,021	79,000
0.73%, dated:
10/28/14 due 3/31/15 (Collateralized by Equity Securities valued at $133,872,595)	123,504	123,000
11/7/14 due 3/31/15 (Collateralized by Equity Securities valued at $215,457,472)	198,787	198,000
J.P. Morgan Securities, Inc. at:
0.15%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations valued at $40,173,740, 0% - 6.44%, 1/2/15 - 7/15/44)	39,000	39,000
0.17%, dated 12/31/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $160,684,605, 0.51% - 13.26%, 3/15/32 - 9/20/44)	156,005	156,000
0.65%, dated 9/11/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $22,725,515, 5.45% - 5.72%, 8/12/48 - 4/15/49)	21,080	21,000
0.73%, dated:
10/24/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $153,571,921, 0.25% - 6.15%, 7/15/19 - 8/25/47)	142,556	142,000
10/28/14 due 3/31/15 (Collateralized by Equity Securities valued at $112,139,914)	105,415	105,000
11/18/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $134,037,682, 0.3% - 6.04%, 4/25/35 - 12/10/49)	124,455	124,000

	Maturity Amount (000s)	Value (000s)
With J.P. Morgan Securities, Inc. at: - continued
0.73%, dated: - continued
12/5/14 due 3/31/15 (Collateralized by Mortgage Loan Obligations valued at $15,132,068, 5.51% - 6.66%, 3/10/39 - 2/12/51)	$ 14,051	$ 14,000
RBC Capital Markets Co. at:
0.24%, dated 12/24/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $48,117,390, 4% - 6.04%, 6/20/43 - 5/1/44)	47,004	47,000
0.29%, dated 12/23/14 due 1/7/15 (Collateralized by U.S. Government Obligations valued at $55,511,202, 0% - 11.85%, 2/15/23 - 12/1/44)	54,039	54,000
0.38%, dated:
12/23/14 due 1/7/15 (Collateralized by Equity Securities valued at $116,652,380)	108,064	108,000
12/24/14 due 1/7/15 (Collateralized by Corporate Obligations valued at $50,757,690, 2% - 14%, 6/26/15 - 10/2/43)	47,007	47,000
0.4%, dated:
12/24/14 due 1/7/15 (Collateralized by Mortgage Loan Obligations valued at $41,611,015, 0.3% - 6.54%, 6/7/30 - 6/15/49)	39,006	39,000
12/30/14 due 1/7/15 (Collateralized by Mortgage Loan Obligations valued at $17,196,543, 0.3% - 6.54%, 11/15/26 - 2/15/51)	16,002	16,000
12/31/14 due 1/7/15 (Collateralized by Corporate Obligations valued at $41,538,451, 0.23% - 9.73%, 6/8/17 - 3/15/63)	39,006	39,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,936,000)		2,936,000
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $40,204,769)	40,204,769
NET OTHER ASSETS (LIABILITIES) - 2.0%	840,416
NET ASSETS - 100%	$ 41,045,185
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $432,000,000 or 1.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$688,979,000 due 1/02/15 at 0.07%
BNP Paribas Securities Corp.	$ 125,333
Citibank NA	117,426
Merrill Lynch, Pierce, Fenner & Smith, Inc.	54,799
Societe Generale	156,568
Wells Fargo Securities LLC	234,853
$ 688,979
$1,830,090,000 due 1/02/15 at 0.09%
BNP Paribas Securities Corp.	$ 44,899
Bank of America NA	906,008
Citibank NA	228,145
Credit Agricole CIB New York Branch	184,883
ING Financial Markets LLC	182,516
Merrill Lynch, Pierce, Fenner & Smith, Inc.	90,902
Societe Generale	91,258
Wells Fargo Securities LLC	101,479
$ 1,830,090
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $40,204,769,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

December 31, 2014

1.811334.110

TAX-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.5%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.01% 1/2/15, VRDN (c)	$ 1,800	$ 1,800
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.04% 1/7/15 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	14,750	14,750
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.02% 1/2/15, VRDN (c)	1,400	1,400
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.03% 1/2/15, VRDN (c)	5,300	5,300
		23,250
Alaska - 0.7%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.04% 1/7/15, LOC MUFG Union Bank NA, VRDN (c)	1,500	1,500
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.03% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.) Series 1993 C, 0.02% 1/2/15, VRDN (c)	8,000	8,000
		15,500
Arizona - 1.0%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.01% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,800	1,800
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 0.03% 1/7/15, LOC Bank of America NA, VRDN (c)	2,400	2,400
(Catholic Healthcare West Proj.):
Series 2005 B, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2008 B, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.08% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,300	1,300
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series EGL 06 14 Class A, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 1,100	$ 1,100
Series Putters 3307, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,600	3,600
Series ROC II R 11980 X, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,030	3,030
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 0.06% 1/7/15, LOC Fannie Mae, VRDN (c)	2,050	2,050
Yavapai County Indl. Dev. Auth. (Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.06% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	1,200	1,200
		23,180
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.08% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	6,000	6,000
California - 3.0%
California Gen. Oblig.:
Series 2003 C3, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
Series 2004 A10, 0.03% 1/7/15, LOC Citibank NA, VRDN (c)	21,900	21,900
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.03% 1/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	17,500	17,500
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.02% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 1/7/15 (Liquidity Facility Deutsche Bank AG New York Branch) (c)(f)	8,500	8,500
Series RBC O 4, 0.04% 1/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.09% 1/7/15 (Liquidity Facility Bank of America NA) (c)(f)	4,980	4,980
Riverside Elec. Rev. Series 2008 A, 0.02% 1/7/15, LOC Barclays Bank PLC, VRDN (c)	7,800	7,800
		69,380
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.8%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.02% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,400	$ 1,400
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.06% 1/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	16,230	16,230
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.04% 1/7/15 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,800	1,800
		19,430
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 3363, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,315	2,315
Series 2014 D, 0.04% 1/7/15, LOC Bank of America NA, VRDN (c)	2,000	2,000
		4,315
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.06% 1/7/15, LOC Freddie Mac, VRDN (c)	3,385	3,385
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.1% 1/7/15, LOC Bank of America NA, VRDN (c)	1,470	1,470
(Medlantic/Helix Proj.) Series 1998 A Tranche III, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (c)	1,870	1,870
(Washington Drama Society, Inc. Proj.) Series 2008, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	2,450	2,450
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.03% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	5,600	5,600
Series 2006 B, 0.04% 1/7/15, LOC Royal Bank of Canada, VRDN (c)	2,700	2,700
		24,630
Florida - 3.1%
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.06% 1/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	7,255	7,255

	Principal Amount (000s)	Value (000s)
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	$ 5,625	$ 5,625
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.05% 1/7/15, LOC Fannie Mae, VRDN (c)	5,250	5,250
Miami-Dade County Series 2014 A, 0.04% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	4,700	4,700
North Broward Hosp. District Rev. Series 2005 A:
0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	26,400	26,400
0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	4,000	4,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.04% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	8,600	8,600
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.05% 1/7/15, LOC Northern Trust Co., VRDN (c)	1,000	1,000
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.04% 1/7/15, LOC Bank of America NA, VRDN (c)	3,300	3,300
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	6,000	6,000
		72,130
Georgia - 0.8%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.01% 1/2/15, LOC Wells Fargo Bank NA, VRDN (c)	1,765	1,765
Series 2005 B, 0.01% 1/2/15, LOC Wells Fargo Bank NA, VRDN (c)	1,345	1,345
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.04% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	2,500	2,500
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.04% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	12,370	12,370
		17,980
Illinois - 5.0%
Chicago Gen. Oblig.:
Series 2003 B1, 0.06% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,800	3,800
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2005 D2, 0.03% 1/2/15, LOC Northern Trust Co., VRDN (c)	$ 2,200	$ 2,200
Series 2007 E, 0.03% 1/2/15, LOC Barclays Bank PLC, VRDN (c)	17,000	17,000
Series 2007 F, 0.03% 1/2/15, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
Chicago Wtr. Rev.:
Series 2000-1, 0.05% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
Series 2004 A1, 0.04% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	5,300	5,300
Series 2004 A2, 0.04% 1/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,620	3,620
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,065	1,065
Series 2008 C, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	7,565	7,565
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.02% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	4,700	4,700
(Spertus Institute of Jewish Studies Proj.) 0.05% 1/7/15, LOC Northern Trust Co., VRDN (c)	8,900	8,900
Participating VRDN:
Series BC 11 16B, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (a)(c)(f)	3,950	3,950
Series Putters 3378, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,795	3,795
Series Putters 3379, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,995	4,995
Series 2011 B, 0.01% 1/2/15, LOC Wells Fargo Bank NA, VRDN (c)	1,850	1,850
Series 2012 G, 0.03% 1/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B, 0.02% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	4,100	4,100
Series 2003 B2, 0.01% 1/7/15, LOC PNC Bank NA, VRDN (c)	19,400	19,400

	Principal Amount (000s)	Value (000s)
Series 2003 B3, 0.01% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 5,400	$ 5,400
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.03% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,370	1,370
		117,410
Indiana - 2.7%
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.03% 1/7/15, LOC Bank of New York, New York, VRDN (c)	1,600	1,600
Series 2008 G, 0.03% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	8,000	8,000
Series 2008 J, 0.03% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	4,700	4,700
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.03% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	13,215	13,215
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.03% 1/7/15, LOC Northern Trust Co., VRDN (c)	3,400	3,400
Series 2011 E, 0.01% 1/7/15, LOC Bank of America NA, VRDN (c)	14,700	14,700
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.01% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	16,545	16,545
		62,160
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.04% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	6,300	6,300
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.03% 1/2/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,600	1,600
		7,900
Kentucky - 0.8%
Louisville & Jefferson County:
Series 2011 B, 0.03% 1/2/15, LOC JPMorgan Chase Bank, VRDN (c)	1,900	1,900
Series 2013 C, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	16,000	16,000
		17,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 5,400	$ 5,400
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.02% 1/2/15, LOC JPMorgan Chase Bank, VRDN (c)	3,500	3,500
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.03% 1/7/15, VRDN (c)	1,000	1,000
Series 2005, 0.01% 1/2/15, VRDN (c)	2,600	2,600
Series 2008 B, 0.01% 1/2/15, VRDN (c)	1,600	1,600
(C-Port LLC Proj.) Series 2008, 0.08% 1/7/15, LOC Bank of America NA, VRDN (c)	2,350	2,350
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.05% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,600	2,600
Series 2010 B, 0.05% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,900	3,900
		22,950
Maryland - 0.8%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.02% 1/7/15, VRDN (c)	1,200	1,200
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.04% 1/7/15, LOC MUFG Union Bank NA, VRDN (c)	2,000	2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 1/7/15, LOC Bank of America NA, VRDN (c)	1,600	1,600
Participating VRDN Series Putters 4424, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,310	7,310
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	7,785	7,785
		19,895
Massachusetts - 3.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.07% 1/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	61,850	61,850

	Principal Amount (000s)	Value (000s)
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 10,000	$ 10,000
Series EGL 14 0012, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series MS 30911, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	2,630	2,630
		79,480
Michigan - 1.4%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.04% 1/7/15, LOC Bank of America NA, VRDN (c)	21,900	21,900
Michigan Bldg. Auth. Rev. Participating VRDN Series EGL 14 0028, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Michigan Fin. Auth. Rev. Participating VRDN Series Putters 4286, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.06% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,620	6,620
		33,520
Minnesota - 0.1%
Hennepin County Gen. Oblig. Series 2013 C, 0.04% 1/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	2,700	2,700
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 C, 0.01% 1/2/15 (Chevron Corp. Guaranteed), VRDN (c)	3,200	3,200
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.06% 1/7/15, LOC Bank of America NA, VRDN (c)	10,150	10,150
		15,750
Missouri - 1.0%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.04% 1/7/15, VRDN (c)	1,600	1,600
Missouri Health & Edl. Facilities Series 2013 B, 0.04% 1/2/15, LOC Bank of America NA, VRDN (c)	5,285	5,285
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.03% 1/2/15, LOC Wells Fargo Bank NA, VRDN (c)	$ 1,290	$ 1,290
Series 2008 B1, 0.03% 1/2/15, LOC Barclays Bank PLC, VRDN (c)	2,410	2,410
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.03% 1/7/15, VRDN (c)	9,900	9,900
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.03% 1/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	3,010	3,010
		23,495
Nevada - 1.3%
Clark County Arpt. Rev.:
Series 2008 D 2B, 0.03% 1/7/15, LOC Royal Bank of Canada, VRDN (c)	23,000	23,000
Series 2008 D3, 0.04% 1/7/15, LOC Bank of America NA, VRDN (c)	3,200	3,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,345	5,345
		31,545
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.03% 1/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (c)	1,260	1,260
New York - 14.8%
Barclays Bank PLC Participating VRDN Series BC 11 11B, 0.05% 1/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	6,240	6,240
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.04% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Series 2009 D1, 0.04% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	1,300	1,300
New York City Gen. Oblig.:
Series 2004 H2 0.04% 1/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	1,300	1,300
Series 2004 H3, 0.04% 1/7/15, LOC California Pub. Employees Retirement Sys., VRDN (c)	700	700
Series 2006 E2, 0.02% 1/2/15, LOC Bank of America NA, VRDN (c)	13,000	13,000

	Principal Amount (000s)	Value (000s)
Series 2006 I5, 0.02% 1/2/15 (Liquidity Facility Bank of New York, New York), VRDN (c)	$ 13,200	$ 13,200
Series 2006 I7, 0.03% 1/7/15, LOC Bank of America NA, VRDN (c)	4,600	4,600
Series 2008 J10, 0.03% 1/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	1,600	1,600
Series 2008 J6, 0.04% 1/2/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	9,500	9,500
Series 2011 A4, 0.04% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	2,500	2,500
Series 2012 G, 0.01% 1/2/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	8,100	8,100
Series 2013 F3, 0.02% 1/2/15 (Liquidity Facility Bank of America NA), VRDN (c)	3,000	3,000
Series 2014 D3, 0.03% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,000	2,000
Series 2104 1, 0.03% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,600	1,600
Series D5, 0.02% 1/2/15, LOC PNC Bank NA, VRDN (c)	8,500	8,500
Series H2, 0.03% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	15,000	15,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.02% 1/7/15, LOC Freddie Mac, VRDN (c)	1,300	1,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	19,800	19,800
Series ROC II R 11916, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,235	1,235
Series 2008 B1, 0.03% 1/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	2,000	2,000
Series 2008 BB2, 0.02% 1/2/15 (Liquidity Facility Bank of America NA), VRDN (c)	50,250	50,250
Series 2009 BB2, 0.05% 1/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	4,400	4,400
Series 2014 AA:
0.03% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,300	2,300
0.03% 1/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	17,700	17,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2014 AA: - continued
0.03% 1/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	$ 3,300	$ 3,300
Series FF, 0.02% 1/2/15 (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,800	3,800
Series ROC II R 14022, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,185	2,185
Series 2001 A, 0.02% 1/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	1,500	1,500
Series 2003 1D, 0.04% 1/2/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	10,530	10,530
Series 2003 A2, 0.02% 1/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (c)	3,000	3,000
Series 2013 A5, 0.02% 1/2/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (c)	1,900	1,900
Series 2013 C4, 0.03% 1/2/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	7,985	7,985
Series 2013 C5, 0.03% 1/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	1,800	1,800
Series 2014 B3, 0.01% 1/2/15 (Liquidity Facility Barclays Bank PLC), VRDN (c)	7,100	7,100
Series 2014 D4, 0.02% 1/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	13,900	13,900
Series 2015 A3, 0.02% 1/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (c)	1,900	1,900
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.03% 1/2/15, LOC JPMorgan Chase Bank, VRDN (c)	8,000	8,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 D, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	1,500	1,500
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,425	4,425

	Principal Amount (000s)	Value (000s)
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 3,185	$ 3,185
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.02% 1/7/15, LOC Fannie Mae, VRDN (c)	1,400	1,400
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.03% 1/7/15, LOC Bank of America NA, VRDN (c)	4,000	4,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.02% 1/7/15, LOC Fannie Mae, VRDN (c)	6,000	6,000
(505 West 37th Street Proj.) Series 2009 A, 0.04% 1/2/15, LOC Landesbank Hessen-Thuringen, VRDN (c)	1,400	1,400
(Taconic West 17th St. Proj.) Series 2009 A, 0.02% 1/7/15, LOC Fannie Mae, VRDN (c)	3,210	3,210
Series 2008 A, 0.01% 1/7/15, LOC Freddie Mac, VRDN (c)	1,600	1,600
Series 2012 A, 0.01% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	8,700	8,700
Series 2012 A1, 0.03% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,500	2,500
Series 2013 A, 0.01% 1/2/15, LOC PNC Bank NA, VRDN (c)	4,675	4,675
Series 2014 A, 0.01% 1/2/15, LOC PNC Bank NA, VRDN (c)	5,700	5,700
Series 2014 A2, 0.01% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,700	5,700
Series A, 0.02% 1/7/15, LOC Freddie Mac, VRDN (c)	2,550	2,550
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.03% 1/7/15, LOC Bank of America NA, VRDN (c)	3,800	3,800
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 0.02% 1/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,400	2,400
Series 2008 BAV, 0.02% 1/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	2,700	2,700
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.02% 1/7/15, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 A, 0.02% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 2,645	$ 2,645
Series 2005 B, 0.02% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,225	1,225
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.05% 1/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	2,000	2,000
		347,240
North Carolina - 1.8%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,720	2,720
Series 2002 B, 0.03% 1/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,210	1,210
Series 2002 C, 0.05% 1/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	1,500	1,500
Series 2006 B, 0.03% 1/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	4,165	4,165
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.06% 1/7/15 (Liquidity Facility Bank of America NA), VRDN (c)	1,200	1,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Greensboro College Proj.) 0.07% 1/7/15, LOC Bank of America NA, VRDN (c)	3,290	3,290
(High Point Univ. Rev.) Series 2006, 0.04% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 14 0051, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	8,800	8,800
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.02% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,700	2,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.06% 1/7/15, LOC Cr. Industriel et Commercial, VRDN (c)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.06% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	1,000	1,000

	Principal Amount (000s)	Value (000s)
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Wake County Gen. Oblig. Series 2003 C, 0.03% 1/7/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (c)	1,000	1,000
		43,165
Ohio - 0.4%
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.04% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	5,170	5,170
Middletown Hosp. Facilities Rev. Series 2008 A, 0.02% 1/7/15, LOC PNC Bank NA, VRDN (c)	1,000	1,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.02% 1/7/15, VRDN (c)	2,600	2,600
		8,770
Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.03% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	24,950	24,950
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	8,500	8,500
		36,450
Pennsylvania - 2.0%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.04% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	1,200	1,200
Chester County Health & Ed. Auth. Rev. 0.04% 1/7/15, LOC Manufacturers & Traders Trust Co., VRDN (c)	7,180	7,180
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	7,130	7,130
Indiana County Hosp. Auth. Series 2014 B, 0.04% 1/7/15, LOC PNC Bank NA, VRDN (c)	3,400	3,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	$ 1,000	$ 1,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.02% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	3,000	3,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.04% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
		46,420
Rhode Island - 0.7%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.02% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	1,160	1,160
(New England Institute of Technology Proj.) Series 2008, 0.03% 1/7/15, LOC TD Banknorth, NA, VRDN (c)	5,455	5,455
Rhode Island Indl. Facilities Corp. Marine Term. Rev. (Exxon Mobil Corp. Proj.) Series 2001, 0.02% 1/2/15 (Exxon Mobil Corp. Guaranteed), VRDN (c)	7,500	7,500
		16,015
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.04% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,295	5,295
Tennessee - 1.1%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.03% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	1,400	1,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.08% 1/7/15, LOC Bank of America NA, VRDN (c)	2,280	2,280
Series 2005, 0.05% 1/2/15, LOC Bank of America NA, VRDN (c)	1,200	1,200
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.03% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,900	1,900

	Principal Amount (000s)	Value (000s)
Series 2011 B, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	$ 15,700	$ 15,700
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2UX, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,500	2,500
		24,980
Texas - 7.3%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	3,425	3,425
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.04% 1/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,930	18,930
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,995	2,995
Series Putters 3742, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,295	1,295
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.06% 1/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,574	10,574
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.04% 1/7/15, LOC Barclays Bank PLC, VRDN (c)	5,500	5,500
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.07% 1/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	40,000	40,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11885X, 0.05% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	5,180	5,180
Series 2004 B4, 0.03% 1/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	3,600	3,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Judson Independent School District Participating VRDN Series DB 423, 0.11% 1/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	$ 1,335	$ 1,335
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.08% 1/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,000	1,000
Leander Independent School District Participating VRDN Series BC 10 28W, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	7,200	7,200
Lovejoy Independent School District Participating VRDN Series DB 514, 0.09% 1/7/15 (Liquidity Facility Deutsche Bank AG) (c)(f)	910	910
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.04% 1/7/15 (Liquidity Facility Cr. Suisse AG) (c)(f)	5,000	5,000
Northside Independent School District Participating VRDN Series ROC II R 11965, 0.04% 1/7/15 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.03% 1/7/15 (Total SA Guaranteed), VRDN (c)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.03% 1/7/15, LOC PNC Bank NA, VRDN (c)	8,235	8,235
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,580	1,580
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.06% 1/7/15, LOC Bank of America NA, VRDN (c)	600	600
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.02% 1/7/15, LOC Freddie Mac, VRDN (c)	1,300	1,300
Texas Gen. Oblig. Series 2012 A, 0.02% 1/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	22,300	22,300
		170,099

	Principal Amount (000s)	Value (000s)
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.05% 1/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 5,530	$ 5,530
Virginia - 1.8%
Albemarle County Indl. Dev. Auth. 0.02% 1/7/15, LOC Wells Fargo Bank NA, VRDN (c)	2,495	2,495
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.05% 1/2/15, LOC Bank of America NA, VRDN (c)	1,605	1,605
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.05% 1/7/15, VRDN (c)	2,800	2,800
Participating VRDN Series MS 3285, 0.05% 1/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.04% 1/7/15, LOC Branch Banking & Trust Co., VRDN (c)	3,250	3,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.04% 1/7/15, LOC Bank of New York, New York, VRDN (c)	2,040	2,040
Series 2008 D2, 0.03% 1/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,600	6,600
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 A, 0.02% 1/7/15, VRDN (c)	1,500	1,500
Series 2003 D, 0.02% 1/7/15, VRDN (c)	11,090	11,090
Series 2003 F, 0.02% 1/7/15, VRDN (c)	1,900	1,900
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.04% 1/7/15 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,820	2,820
		41,610
Washington - 3.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,280	7,280
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.04% 1/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,310	3,310
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.06% 1/7/15 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 2,500	$ 2,500
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.04% 1/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	7,430	7,430
Series GS 06 7T, 0.04% 1/7/15 (Liquidity Facility Wells Fargo & Co.) (c)(f)	24,220	24,220
Series Putters 3539, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,330	4,330
Series WF 11-16C, 0.05% 1/7/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Participating VRDN Series Putters 4480, 0.05% 1/7/15 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.06% 1/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	6,250	6,250
(Discovery Heights Apt. Proj.) Series 2010, 0.05% 1/7/15, LOC Freddie Mac, VRDN (c)	1,000	1,000
(Reserve at Renton Apts. Proj.) Series 2014, 0.05% 1/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.05% 1/7/15, LOC Fannie Mae, VRDN (c)	1,200	1,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.05% 1/7/15, LOC Freddie Mac, VRDN (c)	4,800	4,800
		72,620
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.04% 1/7/15, LOC BMO Harris Bank NA, VRDN (c)	2,200	2,200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,532,154)		1,532,154
Other Municipal Debt - 28.3%

Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.09% 3/18/15, CP	1,300	1,300

	Principal Amount (000s)	Value (000s)
California - 5.1%
California Gen. Oblig. RAN 1.5% 6/22/15	$ 74,215	$ 74,696
Los Angeles County Gen. Oblig. TRAN 1.5% 6/30/15	11,900	11,981
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.07% 3/4/15 (Liquidity Facility Wells Fargo Bank NA), CP	1,000	1,000
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	600	600
Los Angeles Gen. Oblig. TRAN 1.5% 6/25/15	28,500	28,690
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	1,400	1,400
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	1,500	1,514
		119,881
Colorado - 1.1%
Colorado Ed. Ln. Prog. TRAN:
Series 2014 A, 1% 6/29/15	8,100	8,135
Series 2014 B, 1.75% 6/29/15 (b)	13,400	13,507
Colorado Gen. Fdg. Rev. TRAN Series A, 1.5% 6/26/15	3,800	3,825
		25,467
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	1,800	1,800
Series 2014 C, 2% 6/15/15	3,700	3,731
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S2, 0.07% tender 1/9/15, CP mode	1,200	1,200
Univ. of Connecticut Gen. Oblig. Bonds Series 2014 A, 2% 2/15/15	1,800	1,804
		8,535
District Of Columbia - 0.5%
District of Columbia Rev. Bonds Series 2000, 0.07% tender 3/2/15, LOC JPMorgan Chase Bank, CP mode	5,500	5,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.08% 3/5/15, LOC JPMorgan Chase Bank, CP	3,200	3,200
0.09% 4/6/15, LOC JPMorgan Chase Bank, CP	1,400	1,400
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.07% 1/15/15, LOC Sumitomo Mitsui Banking Corp., CP	1,300	1,300
		11,400
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - 1.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.09% tender 2/2/15, LOC Bank of America NA, CP mode	$ 1,700	$ 1,700
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2009 D, 5% 6/1/15	1,630	1,663
Series 2011 A, 5% 6/1/15	5,710	5,825
Series 2012 A, 5% 6/1/15	2,200	2,245
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)(g)	2,500	2,500
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.07% 2/4/15, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.08% 1/6/15, LOC JPMorgan Chase Bank, CP	2,400	2,400
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.07% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,300	1,300
0.08% 3/12/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,400	2,400
0.1% 1/22/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
0.11% 2/26/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2013 A, 5% 10/1/15	2,020	2,092
Series C1, 0.07% 1/9/15, CP	7,500	7,500
Jacksonville Gen. Oblig. Series 2004 A, 0.08% 3/5/15, LOC Barclays Bank PLC, CP	2,510	2,510
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds Series 2014 A1, 0.12%, tender 7/29/15 (c)	1,600	1,600
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.12%, tender 7/29/15 (c)	1,900	1,900
		40,535
Georgia - 0.7%
Georgia Gen. Oblig. Bonds:
Series 1996 B, 4.8% 4/1/15	1,500	1,517
Series 2014 A, 5% 2/1/15	2,000	2,008
5% 7/1/15	3,800	3,892
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds:
(Gen. Resolution Proj.) Series 1985 A, 0.08% tender 3/9/15, LOC Barclays Bank PLC, CP mode	4,000	4,000

	Principal Amount (000s)	Value (000s)
Series 1998 A, 5.25% 1/1/15	$ 1,500	$ 1,500
Series B, 0.07% 1/16/15, LOC TD Banknorth, NA, CP	3,500	3,500
		16,417
Idaho - 0.0%
Idaho Gen. Oblig. TAN 2% 6/30/15	1,000	1,009
Illinois - 1.0%
Illinois Fin. Auth. Ed. Rev.:
Series L, 0.08% 3/4/15, LOC PNC Bank NA, CP	2,200	2,200
0.09% 1/14/15, LOC PNC Bank NA, CP	2,000	2,000
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Proj.) Series 2008 C B3, 0.13%, tender 7/16/15 (c)	5,000	5,000
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.06% tender 2/17/15, CP mode	2,600	2,600
0.08% tender 1/16/15, CP mode	1,400	1,400
0.08% tender 2/2/15, CP mode	900	900
Series 2012 I:
0.08% tender 2/5/15, CP mode	1,500	1,500
0.08% tender 4/7/15, CP mode	1,100	1,100
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/15	6,200	6,336
		23,036
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.07% tender 3/10/15, CP mode	7,600	7,600
0.08% tender 4/1/15, CP mode	2,900	2,900
Indianapolis Gas Util. Sys. Rev. 0.09% 5/4/15, LOC JPMorgan Chase Bank, CP	2,900	2,900
		13,400
Maryland - 0.6%
Baltimore County Gen. Oblig.:
0.06% 2/2/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	3,800	3,800
0.06% 2/9/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,900	2,900
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	2,800	2,800
0.08% 1/15/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	1,800	1,800
Maryland Gen. Oblig. Bonds Series 2014 C, 5% 8/1/15	600	617
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Gen. Oblig. Bonds:
Series 2011 A, 5% 7/1/15	$ 500	$ 512
Series 2013 MD, 0.08%, tender 3/2/15 (c)	1,700	1,700
		14,129
Massachusetts - 0.3%
Massachusetts Gen. Oblig. RAN Series 2014 A, 1.5% 4/23/15	6,800	6,829
Michigan - 1.4%
Michigan Bldg. Auth. Rev. Series 6, 0.07% 2/19/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	6,800	6,800
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	1,200	1,229
Series 2013 M1, 0.08%, tender 3/2/15 (c)	1,100	1,100
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.1%, tender 7/29/15 (c)	9,700	9,700
0.1%, tender 7/29/15 (c)	4,490	4,490
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 2/17/15, CP mode	2,400	2,400
0.07% tender 2/4/15, CP mode	1,400	1,400
0.07% tender 2/5/15, CP mode	3,000	3,000
0.07% tender 2/18/15, CP mode	1,585	1,585
Univ. of Michigan Rev. Series J1, 0.06% 3/5/15, CP	1,300	1,300
		33,004
Minnesota - 0.2%
Univ. of Minnesota Rev. Series 2005 A:
0.07% 1/16/15, CP	2,100	2,100
0.07% 2/3/15, CP	1,500	1,500
0.07% 2/17/15, CP	1,000	1,000
		4,600
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.11%, tender 7/29/15 (c)	1,200	1,200
Nebraska - 0.8%
Nebraska Pub. Pwr. District Rev. Series A:
0.07% 3/2/15, CP	1,400	1,400
0.08% 2/9/15, CP	1,300	1,300
0.08% 2/18/15, CP	1,400	1,400
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 4% 2/1/15	1,000	1,003

	Principal Amount (000s)	Value (000s)
Series A:
0.09% 3/2/15, CP	$ 7,150	$ 7,150
0.09% 4/1/15, CP	6,000	6,000
		18,253
Nevada - 0.8%
Clark County School District Bonds:
Series 2006 B, 5% 6/15/15	1,100	1,124
Series 2013 B, 5% 6/15/15	1,000	1,022
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series Solar 06 93, 0.11%, tender 3/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)(g)	12,670	12,670
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 6/1/15	1,350	1,372
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 3/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.12% 6/4/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
		19,288
New Jersey - 0.0%
Hoboken Gen. Oblig. BAN Series 2014 A, 1% 3/18/15	1,100	1,102
New Mexico - 0.3%
New Mexico Gen. Oblig. Bonds 5% 3/1/15	1,250	1,260
New Mexico Severance Tax Rev. Bonds Series 2013 A, 5% 7/1/15	4,420	4,527
		5,787
New York - 0.8%
New York City Gen. Oblig. Bonds Series 1994 A5, 5% 8/1/15	2,000	2,057
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1E:
0.05% 2/5/15, CP	3,500	3,500
0.06% 3/5/15, CP	1,200	1,200
0.07% 4/6/15, CP	1,200	1,200
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 E, 5% 11/1/15	1,155	1,201
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	4,390	4,390
Series 2D:
0.07% 3/10/15, LOC Citibank NA, CP	1,400	1,400
0.09% 2/6/15, LOC Citibank NA, CP	2,900	2,900
		17,848
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 0.3%
Mecklenburg County Gen. Oblig. Bonds 5% 3/1/15	$ 1,310	$ 1,320
North Carolina Gen. Oblig. Bonds:
Series 2007 A, 5% 3/1/15	1,200	1,209
Series 2010 B, 5% 6/1/15	900	918
Wake County Gen. Oblig. Bonds:
Series 2007, 5% 3/1/15	3,500	3,528
Series 2009 C, 5% 3/1/15	1,000	1,008
		7,983
Ohio - 0.5%
Franklin County Rev. Bonds Series 2013 OH, 0.11%, tender 7/29/15 (c)	5,000	5,000
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.1% tender 2/4/15, CP mode	1,800	1,800
0.1% tender 6/3/15, CP mode	1,800	1,800
Series 2008 B6:
0.1% tender 3/5/15, CP mode	1,100	1,100
0.1% tender 4/6/15, CP mode	1,900	1,900
0.1% tender 5/6/15, CP mode	1,100	1,100
		12,700
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.07% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,700	1,700
0.08% 2/4/15, LOC State Street Bank & Trust Co., Boston, CP	1,700	1,700
		3,400
Oregon - 0.7%
Oregon Gen. Oblig. TAN Series 2014 A, 2% 6/15/15	13,570	13,685
Portland Swr. Sys. Rev. Bonds Series 2007 A, 5% 6/1/15	1,850	1,887
		15,572
Pennsylvania - 0.1%
Philadelphia Gen. Oblig. TRAN Series A, 1% 6/30/15	1,500	1,506
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	1,000	1,010
		2,516

	Principal Amount (000s)	Value (000s)
South Carolina - 0.1%
Greenville County School District Bonds Series 2014 C, 1% 6/1/15	$ 1,400	$ 1,405
South Carolina Gen. Oblig. Bonds Series 2010 A, 4% 6/1/15	640	650
		2,055
Texas - 7.5%
Austin Elec. Util. Sys. Rev. Series A, 0.08% 4/2/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,000	4,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series 2013, 5% 7/1/15	2,900	2,970
Dallas Independent School District Bonds Series 2014 A, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	1,000	1,005
Garland Independent School District Bonds Series 2011, 5% 2/15/15 (Permanent School Fund of Texas Guaranteed)	1,750	1,760
Harris County Gen. Oblig.:
Series A1, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,965	1,965
Series D, 0.09% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,800	2,800
0.1% 3/18/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
Harris County Metropolitan Trans. Auth.:
Series A1:
0.08% 3/5/15 (Liquidity Facility JPMorgan Chase Bank), CP	5,300	5,300
0.12% 6/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
0.13% 6/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,800	1,800
Series A3, 0.13% 6/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	7,000	7,000
Lower Colorado River Auth. Rev.:
Series A:
0.08% 1/15/15, LOC JPMorgan Chase Bank, CP	2,885	2,885
0.08% 2/2/15, LOC JPMorgan Chase Bank, CP	1,700	1,700
0.07% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,400	1,400
0.07% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,700	5,700
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,500	2,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.: - continued
0.08% 2/4/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 1,100	$ 1,100
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.08% tender 2/10/15, LOC JPMorgan Chase Bank, CP mode	1,900	1,900
0.08% tender 2/11/15, LOC JPMorgan Chase Bank, CP mode	2,800	2,800
San Antonio Wtr. Sys. Rev. Bonds Series 2013 E, 4% 5/15/15	2,650	2,688
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.17%, tender 7/29/15 (c)	6,200	6,200
Series 2013 B, 0.13%, tender 7/29/15 (c)	900	900
Texas A&M Univ. Rev. Series 1993 B:
0.06% 2/18/15, CP	1,700	1,700
0.07% 2/18/15, CP	4,768	4,768
0.09% 3/6/15, CP	1,500	1,500
Texas Gen. Oblig.:
Bonds:
Series 2009 E, 5% 8/1/15	1,000	1,028
Series 2014, 2% 4/1/15	2,500	2,512
TRAN Series 2014, 1.5% 8/31/15	75,900	76,586
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.08% 2/11/15, LOC Barclays Bank PLC, CP	1,300	1,300
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/15	1,870	1,915
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.06% 2/9/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.06% 2/10/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.06% 2/17/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.07% 1/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.07% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.07% 2/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	900	900
0.08% 1/14/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.08% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 3/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200

	Principal Amount (000s)	Value (000s)
0.08% 4/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	$ 900	$ 900
0.08% 4/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 4/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.09% 1/22/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.09% 2/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.09% 2/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,000	1,000
0.09% 2/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.09% 2/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.09% 3/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
		176,282
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 2013 B1, 0.09% 4/7/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,500	1,500
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.12%, tender 7/29/15 (c)	2,800	2,800
Norfolk Econ. Dev. Auth. Rev. 0.09% 3/18/15, CP	4,300	4,300
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 A, 2% 9/1/15	2,440	2,470
Virginia Gen. Oblig. Bonds Series 2011 A1, 4% 6/1/15	2,825	2,871
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	1,100	1,131
		13,572
Washington - 1.0%
Energy Northwest Elec. Rev. Bonds:
(Proj. #3) Series 2007 A:
5% 7/1/15	4,940	5,059
5% 7/1/15	500	512
Series 2007 C, 5% 7/1/15	2,695	2,760
5% 7/1/15	2,225	2,279
King County Swr. Rev. Bonds 5% 1/1/15	2,660	2,660
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 2010 B, 5% 2/1/15	3,000	3,012
Washington Gen. Oblig. Bonds:
Series 2010 A, 5% 1/1/15	1,925	1,925
Series 2012 C, 5% 7/1/15	1,700	1,741
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Bonds: - continued
Series R 2012A, 5% 7/1/15	$ 2,425	$ 2,486
Washington Health Care Facilities Auth. Rev. Bonds Series 2013 B1, 0.19%, tender 7/29/15 (c)	1,500	1,500
		23,934
Wisconsin - 0.8%
Milwaukee Gen. Oblig. Bonds Series 2014 N2, 5% 4/1/15	1,415	1,432
Wisconsin Gen. Oblig.:
Bonds Series 2001 1, 5.5% 5/1/15	1,025	1,043
Series 2006 A:
0.07% 2/5/15 (Liquidity Facility Bank of New York, New York), CP	1,300	1,300
0.07% 2/18/15 (Liquidity Facility Bank of New York, New York), CP	1,400	1,400
Series 2013 A:
0.06% 2/2/15 (Liquidity Facility Bank of New York, New York), CP	1,700	1,700
0.09% 4/6/15 (Liquidity Facility Bank of New York, New York), CP	3,500	3,500
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.1%, tender 7/29/15 (c)	1,190	1,190
Series 2014 A, 5% 11/15/15	1,425	1,484
Series 2014 B1, 0.12%, tender 7/29/15 (c)	1,300	1,300
Wisconsin Trans. Rev.:
Series 1997 A, 0.09% 3/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,200	2,200
Series 2006 A, 0.08% 4/1/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,100	2,100
Series 2013 A, 0.08% 2/4/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,010	1,010
		19,659
TOTAL OTHER MUNICIPAL DEBT (Cost $662,193)		662,193
Investment Company - 5.8%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.03% (d)(e) (Cost $134,714)	134,714,000	$ 134,714
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,329,061)		2,329,061
NET OTHER ASSETS (LIABILITIES) - 0.4%		10,115
NET ASSETS - 100%		$ 2,339,176
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,950,000 or 0.2% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,570,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.11%, tender 3/26/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/11/14	$ 2,500
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Bonds Series Solar 06 93, 0.11%, tender 3/5/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	5/28/14	$ 12,670
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 32
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $2,329,061,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

December 31, 2014

1.811324.110

TO-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 105.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 7.6%
U.S. Treasury Notes
1/15/15	0.07 to 0.12%	$ 795,878	$ 794,838
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bills
1/2/15 to 7/2/15	0.00 to 0.14	2,030,603	2,030,379
U.S. Treasury Bonds
2/15/15	0.05 to 0.06	507,000	513,937
U.S. Treasury Notes
1/15/15 to 10/31/16	0.01 to 0.11 (b)	7,719,135	7,734,567
			10,278,883
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $11,073,721)	11,073,721
NET OTHER ASSETS (LIABILITIES) - (5.6)%	(586,698)
NET ASSETS - 100%	$ 10,487,023
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $11,073,721,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

December 31, 2014

1.811325.110

TRES-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 36.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Notes
1/15/15	0.10 to 0.12%	$ 434,002	$ 433,425
U.S. Treasury Obligations - 33.2%
U.S. Treasury Bills
3/5/15 to 8/20/15	0.11 to 0.13	197,330	197,221
U.S. Treasury Notes
1/31/15 to 10/31/16	0.06 to 0.25 (b)	4,808,690	4,820,526
			5,017,747
TOTAL TREASURY DEBT (Cost $5,451,172)			5,451,172
Treasury Repurchase Agreement - 63.9%
	Maturity Amount (000s)
In a joint trading account at 0.06% dated 12/31/14 due 1/2/15:
(Collateralized by U.S. Treasury Obligations) #	2,162,752	2,162,744
(Collateralized by U.S. Treasury Obligations) #	575,028	575,026
With:
Federal Reserve Bank of New York at:
0.05%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Treasury Obligations valued at $2,139,005,993, 2%, 2/15/22)	2,139,006	2,139,000
0.08%, dated 12/8/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $1,336,842,306, 1.38% - 3.63%, 2/28/18 - 8/15/22)	1,329,083	1,329,000
0.1%, dated:
12/22/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $720,433,048, 1.63% - 4%, 2/28/18 - 8/15/22)	718,028	718,000

	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:- continued
0.1%, dated: - continued
12/22/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $720,433,048, 1.63%- 4%, 2/28/18 - 8/15/22)	$ 718,028	$ 718,000
12/29/14 due 1/5/15 (Collateralized by U.S. Treasury Obligations valued at $1,454,312,341, 2.13% - 3.63%, 2/29/16 - 2/15/21)	1,454,028	1,454,000
Wells Fargo Securities, LLC at:
0.1%, dated:
9/11/14 due 2/9/15 (Collateralized by U.S. Treasury Obligations valued at $146,926,200, 1.25% - 2.38%, 10/31/15 - 7/31/17)	144,060	144,000
10/27/14 due 1/27/15 (Collateralized by U.S. Treasury Obligations valued at $356,132,342, 0% - 4.5%, 2/5/15 - 5/15/44)	349,089	349,000
0.12%, dated 12/15/14 due 3/16/15 (Collateralized by U.S. Treasury Obligations valued at $73,482,839, 0.25% - 2%, 5/15/15 - 5/31/21)	72,022	72,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,660,770)		9,660,770
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $15,111,942)	15,111,942
NET OTHER ASSETS (LIABILITIES) - 0.1%	9,126
NET ASSETS - 100%	$ 15,121,068
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$2,162,744,000 due 1/02/15 at 0.06%
Bank of Nova Scotia	$ 194,588
Citibank NA	295,664
Credit Agricole CIB New York Branch	1,347,950
J.P. Morgan Securities, Inc.	162,271
Societe Generale	162,271
$ 2,162,744
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$575,026,000 due 1/02/15 at 0.06%
Citibank NA	$ 285,424
Merrill Lynch, Pierce, Fenner & Smith, Inc.	155,809
Wells Fargo Securities LLC	133,793
$ 575,026
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At December 31, 2014, the cost of investment securities for income tax purposes was $15,111,942,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015